SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (FY) (Details) - SEC Schedule, 12-09, Allowance, Credit Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 941	$ 952
Charge to Costs and Expenses	3,039	836
Charged to Other Accounts	0	220
Deductions	859	1,067
Balance at End of Period	$ 3,121	$ 941